Debt Bond (Details)			12 Months Ended
	Aug. 26, 2024 EUR (€)	Aug. 26, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Debt Bond [Line Items]
Interest rate	8.75%	8.75%
Proceed from debt bond			€ 1,667,638	€ 865,882
Repayment of debt bond			219,463
Debt bond			2,314,057	865,882
Interest expense			196,349	14,901	€ 0
Accrued interest			355,711	€ 14,901
Enerfip Agreement [Member]
Debt Bond [Line Items]
Gross proceeds	€ 2,533,520	$ 1,647,637
Bank Loan [Member]
Debt Bond [Line Items]
Accrued interest			€ 36,653